UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of

Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Schedule of Investments

January 31, 2018 (Unaudited)

LSV Global Managed Volatility Fund
	Shares	Value (000)
U.S. Common Stock (51.2%)
Aerospace & Defense (1.8%)
Boeing	150	$53
United Technologies	800	111

		164

Agricultural Products (0.3%)
Fresh Del Monte Produce	600	28

Apparel/Textiles (0.7%)
Carter’s	500	60

Asset Management & Custody Banks (1.0%)
New Mountain Finance	3,300	44
TPG Specialty Lending	2,300	44

		88

Automotive (0.4%)
Cooper-Standard Holdings*	300	37

Automotive Retail (0.3%)
Murphy USA*	300	26

Biotechnology (1.1%)
Amgen	300	56
Gilead Sciences	500	42

		98

Cable & Satellite (1.1%)
Comcast, Cl A	2,200	94

Commercial Services (0.5%)
Convergys	900	21
Sykes Enterprises*	800	25

		46

Computers & Services (2.3%)
Apple	700	117
Dell Technologies, Cl V*	167	12
Hewlett Packard Enterprise	700	12
HP	700	16
Oracle	900	46

		203

Diversified REIT’s (0.3%)
Select Income	1,000	22

Drug Retail (1.6%)
CVS Health	600	48
Walgreens Boots Alliance	1,200	90

		138

Electrical Services (4.5%)
Consolidated Edison	500	40
Edison International	800	50

LSV Global Managed Volatility Fund
	Shares	Value (000)
Electrical Services (continued)
Entergy	900	$71
Exelon	2,000	77
FirstEnergy	2,400	79
Public Service Enterprise Group	1,600	83

		400

Environmental & Facilities Services (1.5%)
Republic Services, Cl A	1,000	69
Waste Management	700	62

		131

Financial Services (0.4%)
Capital One Financial	300	31

Food, Beverage & Tobacco (2.9%)
Campbell Soup	900	42
JM Smucker	600	76
Sanderson Farms	500	64
Tyson Foods, Cl A	1,000	76

		258

General Merchandise Stores (1.4%)
Target	1,700	128

Health Care Facilities (1.1%)
HCA Holdings	1,000	101

Insurance (6.2%)
Aflac	700	62
Allstate	900	89
Anthem	200	50
Axis Capital Holdings	1,000	50
Berkshire Hathaway, Cl B*	700	150
Chubb	200	31
CIGNA	200	42
Travelers	500	75

		549

IT Consulting & Other Services (1.5%)
Amdocs	700	48
International Business Machines	500	82

		130

Mortgage REIT’s (1.7%)
Annaly Capital Management	5,100	53
Granite Point Mortgage Trust	284	5
MFA Financial	4,300	31
Starwood Property Trust	2,100	43
Two Harbors Investment	1,500	22

		154

Schedule of Investments

January 31, 2018 (Unaudited)

LSV Global Managed Volatility Fund
	Shares	Value (000)
Multimedia (0.5%)
Walt Disney	400	$43

Office REIT’s (0.2%)
Franklin Street Properties	2,100	21

Petroleum & Fuel Products (1.5%)
ExxonMobil	1,000	87
Valero Energy	500	48

		135

Pharmaceuticals (5.2%)
AbbVie	400	45
Johnson & Johnson	1,000	138
Merck	1,200	71
Pfizer	5,500	204

		458

Reinsurance (0.5%)
Everest Re Group	200	46

Retail (4.0%)
Brinker International	500	18
Kohl’s	800	52
Kroger	2,300	70
Macy’s	300	8
Wal-Mart Stores	1,900	202

		350

Semi-Conductors/Instruments (2.1%)
Intel	2,900	140
KLA-Tencor	400	44

		184

Telephones & Telecommunications (4.6%)
AT&T	1,900	71
Cisco Systems	3,000	125
F5 Networks*	300	43
Motorola Solutions	700	69
Verizon Communications	1,800	97

		405

TOTAL U.S. COMMON STOCK
(Cost $3,922)		4,528

Foreign Common Stock (46.3%)
Australia (1.3%)
AGL Energy	3,200	61
Dexus Property Group	4,000	31
Telstra	8,600	25

		117

LSV Global Managed Volatility Fund
	Shares	Value (000)
Austria (0.2%)
EVN	900	$18

Belgium (0.6%)
bpost	1,600	53

Canada (4.7%)
Bank of Montreal	700	58
Bank of Nova Scotia	600	40
Canadian Imperial Bank of Commerce	300	30
Canadian Tire, Cl A	400	56
Loblaw	200	11
National Bank of Canada	1,000	52
Power Financial	1,000	27
Royal Bank of Canada	300	26
TELUS	1,800	68
Toronto-Dominion Bank	800	48

		416

China (1.7%)
China Mobile	3,500	37
China Resources Power Holdings	10,000	19
China Zhongwang Holdings	116,400	67
Shenzhen Expressway, Cl H	28,000	29

		152

Denmark (0.5%)
Matas	2,500	31
Spar Nord Bank	900	11

		42

France (2.5%)
Cie Generale des
Etablissements Michelin	300	48
Sanofi	1,200	106
Total	1,100	64

		218

Germany (1.1%)
Muenchener
Rueckversicherungs	250	59
Talanx	900	40

		99

Hong Kong (1.7%)
Dah Sing Banking Group	17,200	40
Johnson Electric Holdings	12,000	49

Schedule of Investments

January 31, 2018 (Unaudited)

LSV Global Managed Volatility Fund
	Shares	Value (000)
Hong Kong (continued)
Kerry Properties	12,500	$60

		149

Hungary (0.6%)
Magyar Telekom Telecommunications	26,500	49

Indonesia (1.0%)
Bank Negara Indonesia Persero	127,500	90

Israel (1.1%)
Bank Hapoalim	5,400	41
Mizrahi Tefahot Bank	3,100	60

		101

Japan (7.5%)
Astellas Pharma	2,700	35
Canon Electronics	1,300	34
Doutor Nichires Holdings	1,300	31
Japan Airlines	1,400	53
KDDI	1,800	45
Mitsubishi Shokuhin	1,100	33
Nippon Flour Mills	3,100	48
Nippon Telegraph & Telephone	2,700	128
Osaka Gas	2,000	40
Shimachu	1,500	49
Sumitomo Osaka Cement	10,000	47
Teijin	3,300	73
Yamaguchi Financial Group	4,000	47

		663

Malaysia (1.3%)
AMMB Holdings	22,300	28
Tenaga Nasional	21,600	87

		115

New Zealand (0.4%)
Fletcher Building	6,400	37

Russia (0.3%)
LUKOIL PJSC ADR	400	26

Singapore (2.7%)
DBS Group Holdings	2,500	50
Mapletree Industrial Trust	32,800	53
United Overseas Bank	4,500	94

LSV Global Managed Volatility Fund
	Shares	Value (000)
Singapore (continued)
Yanlord Land Group	31,200	$44

		241

South Africa (0.4%)
Astral Foods	1,600	32

South Korea (4.0%)
KB Financial Group	1,500	94
Kia Motors	1,200	39
Korea Electric Power	1,100	37
KT&G	400	40
LG Uplus	4,100	55
SK Telecom	350	87

		352

Switzerland (1.4%)
Roche Holding AG	170	42
Swiss Life Holding	100	38
Valiant Holding	400	48

		128

Taiwan (3.8%)
China Motor	45,000	41
China Synthetic Rubber	25,200	43
First Financial Holding	126,480	87
Greatek Electronics	16,000	31
Hon Hai Precision Industry	24,000	76
Hua Nan Financial Holdings	57,750	35
King’s Town Bank	14,000	20

		333

Thailand (2.7%)
Bangchak	31,700	42
Kiatnakin Bank	17,400	45
PTT	2,600	41
Thai Oil	20,100	66
Tisco Financial Group	15,600	44

		238

Turkey (0.2%)
TAV Havalimanlari Holding	2,300	14

United Kingdom (4.6%)
BAE Systems	5,100	43
BP	3,700	26
Coats Group	42,800	48
GlaxoSmithKline	5,900	111
J Sainsbury	9,000	32
Royal Mail	6,300	42

Schedule of Investments

January 31, 2018 (Unaudited)

LSV Global Managed Volatility Fund
	Shares	Value (000)
United Kingdom (continued)
Tate & Lyle	4,700	$43
William Hill	13,900	61

		406

TOTAL FOREIGN COMMON STOCK
(Cost $3,491)		4,089

Preferred Stock (0.4%)
South Korea (0.4%)
Samsung Electronics #	20	39

TOTAL PREFERRED STOCK
(Cost $18)		39

	Face Amount (000)
Repurchase Agreement (0.8%)
Morgan Stanley
1.180%, dated 01/31/18, to be repurchased on 02/01/18, repurchase price $67 (collateralized by various US Treasury Notes, par values ranging from $0 to $32, coupon ranging from 0.875% to 6.250%, and maturity ranging from 07/15/18 to 08/15/27; with total market value $67)	$67	67

TOTAL REPURCHASE AGREEMENT
(Cost $67)		67

Total Investments – 98.7%
(Cost $7,498)		$8,723

Percentages are based on Net Assets of $8,840 (000).

* Non-income producing security.
# Rate not available.

ADR — American Depositary Receipt
Cl — Class
PJSC— Public Joint Stock Company
REIT — Real Estate Investment Trust

The following is a list of the level of inputs used as of January 31, 2018, in valuing the Fund’s investments carried at value ($ 000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Common Stock United States	$4,528	$–	$–	$4,528

Foreign Common Stock
Australia	117	–	–	117
Austria	18	–	–	18
Belgium	53	–	–	53
Canada	416	–	–	416
China	152	–	–	152
Denmark	42	–	–	42
France	218	–	–	218
Germany	99	–	–	99
Hong Kong	149	–	–	149
Hungary	49	–	–	49
Indonesia	90	–	–	90
Israel	101	–	–	101
Japan	663	–	–	663
Malaysia	–	115	–	115
New Zealand	37	–	–	37
Russia	26	–	–	26
Singapore	241	–	–	241
South Africa	32	–	–	32
South Korea	352	–	–	352
Switzerland	128	–	–	128
Taiwan	333	–	–	333
Thailand	238	–	–	238
Turkey	14	–	–	14
United Kingdom	406	–	–	406

Total Foreign Common Stock	3,974	115	–	4,089

Total Preferred Stock	39	–	–	39

Total Repurchase Agreement	–	67	–	67

Total Investments in Securities	$8,541	$182	$–	$8,723

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy during the reporting period. Changes in the classification between Level 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market-based inputs in place of closing exchange prices due to events occurring after foreign market closures or foreign market holidays. For the period ended January 31 2018, there were transfers of $131 (000) from Level 2 to Level 1 investments and transfers of $115 (000) from Level 1 to Level 2 investments as a result of fair valuation of foreign equity securities. Transfers, if any, between levels are considered to have occurred as of the end of the period.

For the period ended January 31, 2018, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

LSV-QH-005-0800

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 29, 2018